S000003423 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Investor
Prospectus [Line Items]
Average Annual Return, Percent	21.87%	13.00%	10.14%
Investor | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	20.44%	12.10%	8.91%
Investor | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.97%	10.28%	7.91%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	22.10%	13.26%	10.43%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent	22.23%	13.36%	10.50%